PREPAYMENTS AND OTHER CURRENT ASSETS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 24, 2025 CNY (¥)	Jun. 24, 2025 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
PREPAYMENTS AND OTHER CURRENT ASSETS
Reserve for prepayments and other current assets	¥ 162,132		$ 23,184							¥ 174,666
Amount of allowance for credit losses	¥ 63,829		$ 9,127							88,210
Security deposit										124,000
Equity interest in subsidiary	10.00%		10.00%
Proceeds from withdraw of security deposit	¥ 124,000	$ 17,732
Total consideration from sale of equity interest in subsidiary	46,000		$ 6,578					¥ 46,000	$ 6,578
Shanghai Xinhe Enterprise Management Center (Limited Partnership) ("Shanghai Xinhe") | Not Discontinued Operations
PREPAYMENTS AND OTHER CURRENT ASSETS
Disposal group, total consideration				¥ 60,000	$ 8,580	¥ 60,000	$ 8,580
Guangzhou Concord Cancer Center Co., Ltd. ("Guangzhou Concord Cancer Hospital") | Shanghai Jiazhongxin Management Consulting Partnership (Limited Partnership)
PREPAYMENTS AND OTHER CURRENT ASSETS
Percentage of shares sold								10.00%	10.00%
JYADK
PREPAYMENTS AND OTHER CURRENT ASSETS
Reserve for prepayments and other current assets	92,485		13,225							75,972
Third Party
PREPAYMENTS AND OTHER CURRENT ASSETS
Amounts receivable from third parties	103,162		14,752							189,607
Suppliers
PREPAYMENTS AND OTHER CURRENT ASSETS
Reserve for prepayments and other current assets	0									0
Related party
PREPAYMENTS AND OTHER CURRENT ASSETS
Amounts due to subsidiaries	110,860		15,852							119,969
Due from related parties, current:	110,860		15,852							119,969
Subsidiaries
PREPAYMENTS AND OTHER CURRENT ASSETS
Amounts due to subsidiaries	202,383		28,940							195,225
Amount of allowance for credit losses	594									594	$ 85
Due from related parties, current:	¥ 202,383		$ 28,940							¥ 195,225